INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
INCOME (LOSS) PER SHARE
INCOME (LOSS) PER SHARE

15. INCOME (LOSS) PER SHARE

Basic and diluted income (loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
Numerator:
Net income (loss)	(37,051)	109,819	180,907	25,479
Denominator:
Weighted average number of ordinary shares outstanding—basic	266,631,802	266,535,220	264,052,936	264,052,936
Effect of dilutive share options	—	3,669,322	9,712,192	9,712,192
Weighted average number of ordinary shares outstanding—diluted	266,631,802	270,204,542	273,765,128	273,765,128
Basic income (loss) per ordinary share	(0.14)	0.41	0.69	0.10
Diluted income (loss) per ordinary share	(0.14)	0.41	0.66	0.09

Basic and diluted income (loss) per share are computed using the weighted average number of ordinary shares outstanding during the period.

For the years ended December 31, 2021, 2022 and 2023, the two-class method is applicable because the Company has two classes of ordinary shares, Class A and Class B. However, basic and diluted income (loss) per share are not reported separately for Class A ordinary shares or Class B ordinary shares as each class of shares has the same rights to undistributed and distributed earnings. The effects of outstanding share options were excluded from the computation of diluted loss per share as their effects would be anti-dilutive for the year ended December 31, 2021. The effects of outstanding share options were included in the computation of diluted income per share using the treasury stock method for the years ended December 31, 2022 and 2023.